Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term debt outstanding
Long-term debt outstanding was as follows:

	Interest Rate	Maturity	December 31,
			2013	2012
			(In millions)
Surplus notes — affiliated	8.60%	2038	$750	$750
Long-term debt — unaffiliated (1)	7.03%	2030	40	41
Total long-term debt (2)			$790	$791
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(1)	Principal and interest is paid quarterly.

(2)	Excludes $1.5 billion and $2.6 billion of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 7.